Schwab YieldPlus Fund(R)

     SEMIANNUAL REPORT
     February 28, 2003

                                                           [CHARLES SCHWAB LOGO]

An opportunity for higher yield plus lower risk.

In this report

   Management's discussion..................................................   2
   The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

   Fund performance and related data
   Fund and index performance data, fund facts, portfolio holdings and fund financials.

     Schwab YieldPlus Fund(R)...............................................   6
     Investor Shares: SWYPX   Select Shares(R): SWYSX
     The fund seeks high current income with minimal changes in share price.

   Financial notes..........................................................  20

   Glossary.................................................................  23

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

As this report goes to press, Americans are focusing on the war in Iraq. That's true for America's securities markets as well, since the war's potential implications for the world's economies and markets are huge.

Fortunately, there are ways that you as an investor can position your portfolio to deal with uncertainty. One way is to focus on asset allocation and the role of each asset class in a diversified portfolio.

The role of bond investments in a portfolio is to provide regular income and potentially to reduce the effects on the portfolio of volatility in stock investments. In fact, history shows that adding bond investments to a portfolio can reduce overall volatility while still delivering competitive returns. It's one main reason why our range of mutual funds includes a number of bond choices as well as stock and money market funds.

As you read this report, you may notice that we've introduced a few changes. One change is that we've added a letter from Randy Merk, the president of the funds. Randy brings to the job a great deal of experience in financial services, and in mutual funds in particular. We're glad to have his expert leadership, and we welcome his insights in these reports.

On behalf of SchwabFunds(R), I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us, and it's our goal to respond to them by doing everything we can to help you meet your financial goals.

Sincerely,

/s/ Charles Schwab

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002 and has nearly a quarter-century of experience in the asset management industry.


MANAGEMENT'S DISCUSSION  September 1, 2002 -- February 28, 2003

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been impressed with the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events seem to demand a heightened level of diligence on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we're working hard to uphold the best interests of our shareholders.

There are many issues on the table for mutual funds at the moment. These include changes in corporate governance practices (many of which affect mutual funds), the requirements of the Sarbanes-Oxley Act, and new regulations affecting disclosures of proxy voting practices. These changes are still relatively new, and in some cases are not yet fully defined. However,they all have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with these issues.

In the meantime, it is worth keeping in mind that many things about mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification remain as appropriate as ever.

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals in every way we can. If there is something more that we can do, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab YieldPlus Fund(R)

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for management of the funds. He joined the firm in 1997, and has over 20 years of experience in fixed-income research and asset management.

THE ECONOMY

A PERIOD OF CONTINUED MODEST GROWTH FOR THE ECONOMY, BUT ALSO ONE OF UNCERTAINTY AND CONCERN. The report period saw the U.S. economy behaving more or less as it has since late 2001. Economic growth was weak but not negative, consumer spending retreated a bit but was still the economy's mainstay, and the spectre of deflation remained at bay. In Washington, the government pushed on the economy to try to get it moving again--the Federal Reserve by cutting interest rates yet further (by a half-point in November 2002), the president and Congress by advancing new fiscal and tax policies.

However, this generally positive news was accompanied by a number of concerns, including geopolitical risks, ongoing corporate governance issues and the conspicuous absence of long-awaited improvements in economic output. With few signs that were truly encouraging and a host of issues whose outcome and effect on the economy were anything but clear, stock prices continued their long decline.

THE MARKET

BONDS CONTINUED TO OUTPERFORM OTHER MAJOR TYPES OF INVESTMENTS. Historically, times of trial and uncertainty tend to be bad for stocks and good for bonds, and this report period was no exception. The report period began with yields falling and prices rising, especially among Treasury and government agency issues. This trend had been in place during the

YIELD CURVE: Average yields of AAA securities of six maturities

[LINE GRAPH]

                    As of       As of
Maturity            9/1/02     2/28/03
 3 Month             1.67        1.19
 6 Month             1.66        1.18
 2 Year              2.13        1.51
 5 Year              3.22        2.66
10 Year              4.14        3.69
30 Year              4.93        4.67

THE YIELD CURVE GREW STEEPER DURING THE REPORT PERIOD AS RATES AT THE SHORT-MATURITY END OF THE SCALE CONTINUED TO FALL, PUSHED DOWN BY THE FEDERAL RESERVE'S NOVEMBER 2002 RATE CUT AND BY HIGH DEMAND FOR BONDS.

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.

Data source: Bloomberg L.P.

MANAGEMENT'S DISCUSSION  continued

     Bond investors were safety-minded as the report period opened, seeking securities with higher credit quality, but soon began buying for yield as much as quality.

months leading into this report period, driven by declining short-term interest rates and high demand from investors moving assets out of stocks and corporate bonds.

In November, corporate bond prices began to rally. The long flight to quality had pushed Treasury yields so low (and prices so high) that corporate bonds were offering a significant yield premium. Investors began to show interest in corporates again, perhaps figuring (as we did) that their risks had become adequately reflected in their comparatively low prices.

As of the report date, the bond market seemed caught between two possible scenarios. Further economic weakness could mean continued low interest rates and high demand for quality bonds. But economic improvement could result in the opposite scenario, pushing yields up and prices down.

In a textbook economic recovery, short-term interest rates rise, sometimes rather rapidly, while longer term rates, which tend to be more a reflection of long-term yield averages, are less dramatically affected. As of the end of the report period, this had not yet occurred. If it does, shorter-term bonds are likely to be under the most price pressure.

YIELDS OF U.S. TREASURY SECURITIES: Effective yields of three-month and two-year Treasuries

SHORT-TERM YIELDS REACHED LEVELS NOT SEEN IN OVER 40 YEARS, AS INVESTORS SOUGHT A SAFE HAVEN AND THE FEDERAL RESERVE CUT SHORT-TERM RATES ANOTHER HALF-POINT.

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

[LINE GRAPH]

                 3-Month      2-Year
31-Dec-92       3.141        4.558
   Jan-93       2.966        4.168
   Feb-93       2.997        3.908
   Mar-93       2.957        3.957
   Apr-93       2.956        3.801
   May-93        3.11        4.249
   Jun-93        3.08        4.002
   Jul-93         3.1        4.127
   Aug-93        3.07        3.859
   Sep-93       2.977        3.875
   Oct-93         3.1        3.999
   Nov-93       3.204        4.217
   Dec-93       3.059        4.234
   Jan-94       3.027        4.124
   Feb-94       3.429        4.658
   Mar-94       3.553        5.192
   Apr-94       3.945        5.736
   May-94       4.244        5.993
   Jun-94       4.215        6.177
   Jul-94       4.359        5.991
   Aug-94       4.661        6.149
   Sep-94       4.773        6.585
   Oct-94       5.146        6.824
   Nov-94       5.712        7.395
   Dec-94       5.687        7.699
   Jan-95       5.995        7.235
   Feb-95       5.938        6.764
   Mar-95        5.87        6.778
   Apr-95        5.86        6.585
   May-95       5.801        5.839
   Jun-95       5.568        5.793
   Jul-95       5.577        5.867
   Aug-95       5.445        5.849
   Sep-95       5.411        5.851
   Oct-95       5.509        5.608
   Nov-95       5.487        5.342
   Dec-95       5.077         5.15
   Jan-96       5.049        4.925
   Feb-96       5.028        5.426
   Mar-96        5.14         5.76
   Apr-96       5.154        6.051
   May-96       5.182        6.236
   Jun-96       5.157        6.107
   Jul-96       5.306        6.216
   Aug-96       5.281        6.338
   Sep-96       5.032        6.102
   Oct-96       5.149         5.74
   Nov-96       5.125        5.583
   Dec-96       5.171        5.867
   Jan-97       5.147        5.909
   Feb-97        5.22        6.085
   Mar-97       5.322        6.419
   Apr-97       5.233        6.273
   May-97       4.939          6.2
   Jun-97       5.167        6.068
   Jul-97       5.233        5.728
   Aug-97        5.22        5.955
   Sep-97         5.1        5.779
   Oct-97       5.199        5.612
   Nov-97       5.198        5.738
   Dec-97       5.347        5.646
   Jan-98       5.178        5.304
   Feb-98       5.313        5.537
   Mar-98        5.12        5.563
   Apr-98       4.972         5.57
   May-98       5.012        5.521
   Jun-98       5.078        5.471
   Jul-98       5.075        5.479
   Aug-98       4.825        4.781
   Sep-98       4.361        4.273
   Oct-98       4.318         4.12
   Nov-98       4.483        4.505
   Dec-98       4.452        4.529
   Jan-99       4.452         4.57
   Feb-99       4.669        5.137
   Mar-99       4.475        4.987
   Apr-99       4.535        5.054
   May-99       4.627        5.413
   Jun-99       4.779        5.511
   Jul-99       4.745        5.622
   Aug-99       4.966        5.722
   Sep-99       4.851        5.595
   Oct-99       5.088        5.787
   Nov-99         5.3        6.014
   Dec-99       5.328        6.214
   Jan-00       5.692        6.591
   Feb-00       5.781        6.521
   Mar-00       5.871        6.478
   Apr-00       5.829        6.676
   May-00       5.619        6.672
   Jun-00       5.854        6.362
   Jul-00       6.219        6.288
   Aug-00       6.306        6.163
   Sep-00       6.209        5.978
   Oct-00       6.389        5.914
   Nov-00       6.202        5.613
   Dec-00       5.895        5.096
   Jan-01       4.994        4.572
   Feb-01       4.859         4.39
   Mar-01       4.286         4.18
   Apr-01       3.883        4.276
   May-01       3.616        4.188
   Jun-01       3.656        4.242
   Jul-01       3.524        3.797
   Aug-01       3.367        3.629
   Sep-01       2.371        2.851
   Oct-01       2.012        2.423
   Nov-01       1.726        2.841
   Dec-01       1.725        3.026
   Jan-02       1.757        3.159
   Feb-02       1.757        3.061
   Mar-02       1.777        3.711
   Apr-02       1.767        3.224
   May-02       1.726        3.197
   Jun-02       1.685        2.815
   Jul-02       1.695        2.238
   Aug-02       1.674        2.129
   Sep-02       1.552        1.687
   Oct-02        1.45        1.674
   Nov-02       1.215         2.06
   Dec-02       1.195        1.602
   Jan-03       1.174        1.693
28-Feb-03       1.195        1.512


Schwab YieldPlus Fund(R)

      Strategies implemented near the beginning of the report period helped the fund reduce volatility in its share price.

THE FUND

THE FUND POSTED A NET GAIN AND PERFORMED WELL COMPARED TO OTHER FUNDS IN ITS CATEGORY; SHARE PRICE STABILITY IMPROVED. The decline of short-term rates (and consequent rise in prices of short-term securities) benefited the fund during the period, allowing it to turn in positive performance at a time when many other investments worldwide were negative. The rally in corporate bonds that began about two months into the report period also helped the fund, as it maintained substantial exposure to them.

Part of the fund's objective is to preserve shareholders' principal by minimizing share price fluctuations. In the 12 months before this report period, market volatility had caused the fund's share price to fluctuate more widely than desirable. As a result, early in the report period the fund took steps designed to offer better protection against the types of factors that had caused the share price movements.

One step was to increase diversification, thereby reducing the fund's exposure to risks associated with a given issuer. Another step was moving the fund toward securities with higher credit quality. For instance, the fund now holds a larger proportion of mortgage- and asset-backed securities. These securities, which represent interests in pools of mortgages or consumer debt, are structured to have low credit risk. Increasing our holdings in these securities allowed us to maintain strong portfolio credit quality while helping insulate the fund from the effects of credit problems in certain segments of the corporate bond market.

During the fourth quarter of 2002, we shortened the fund's duration (a measure of how sensitive the fund is to changes in interest rates). The fund ended the report period with a duration that was, on average, shorter than that of its peers. If interest rates rise, we believe that the shorter duration may help reduce any movement in the fund's share price.

The views expressed here are those of fund management as of the report date and may change subsequent to that date.

SCHWAB YIELDPLUS FUND(R)

PERFORMANCE as of 2/28/03: Investor Shares

AVERAGE ANNUAL TOTAL RETURNS

This chart compares performance of the fund's Investor Shares with the Lehman Brothers U.S. Short Treasury: 9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30-day SEC yield was 3.00%.

[BAR CHART]


                                     LEHMAN BROTHERS
                                       U.S. SHORT
                                        TREASURY:
                         INVESTOR      9-12 MONTHS      CATEGORY
                         SHARES 1         INDEX         AVERAGE 2
6 MONTHS 3                  1.91%          1.20%           1.63%
1 YEAR                      3.04%          2.85%           2.17%
SINCE INCEPTION:  10/1/99   4.84%          5.08%            n/a

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares compared with a similar investment in the Lehman Brothers U.S. Short Treasury: 9-12 Months Index.

$11,752 INVESTOR SHARES 1
$11,845 LEHMAN BROTHERS U.S. SHORT TREASURY: 9-12 MONTHS INDEX

[LINE GRAPH]

                         Lehman Brothers
                           U.S. Short
                            Treasury:
               Investor    9-12 Months
               Shares 1       Index
  1-Oct-99       10000       10000
    Oct-99       10050       10034
    Nov-99       10092       10060
    Dec-99       10148       10088
    Jan-00       10184       10124
    Feb-00       10248       10175
    Mar-00       10295       10226
    Apr-00       10270       10276
    May-00       10320       10321
    Jun-00       10420       10401
    Jul-00       10492       10457
    Aug-00       10544       10490
    Sep-00       10626       10552
    Oct-00       10680       10601
    Nov-00       10688       10671
    Dec-00       10732       10771
    Jan-01       10827       10890
    Feb-01       10903       10937
    Mar-01       10973       11012
    Apr-01       11039       11063
    May-01       11114       11126
    Jun-01       11152       11159
    Jul-01       11247       11230
    Aug-01       11317       11262
    Sep-01       11374       11366
    Oct-01       11409       11433
    Nov-01       11361       11452
    Dec-01       11359       11480
    Jan-02       11413       11491
    Feb-02       11404       11517
    Mar-02       11433       11500
    Apr-02       11462       11570
    May-02       11503       11595
    Jun-02       11520       11650
    Jul-02       11454       11691
    Aug-02       11531       11705
    Sep-02       11534       11751
    Oct-02       11573       11774
    Nov-02       11623       11778
    Dec-02       11661       11820
    Jan-03       11709       11830
 28-Feb-03       11752       11845

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 2/28/03, there were 112 funds in the
  Morningstar Ultrashort Bond Fund category for both the six-month and one-year periods.

3 Not annualized.

SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS

This chart compares performance of the fund's Select Shares with the Lehman Brothers U.S. Short Treasury: 9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30-day SEC yield was 3.15%.

[BAR CHART]


                                         LEHMAN BROTHERS
                                           U.S. SHORT
                                            TREASURY:
                              SELECT       9-12 MONTHS      CATEGORY
                             SHARES 1         INDEX         AVERAGE 2
6 MONTHS 3                      1.98%            1.2%        1.63%
1 YEAR                          3.19%           2.85%        2.17%
SINCE INCEPTION: 10/1//99          5%           5.08%         n/a

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the Lehman Brothers U.S. Short
Treasury: 9-12 Months Index.

$59,060 SELECT SHARES 1
$59,225 LEHMAN BROTHERS U.S. SHORT TREASURY: 9-12 MONTHS INDEX

[LINE GRAPH]

                              Lehman Brothers
                                U.S. Short
                                 Treasury:
                     Select     9-12 Months
                    Shares 1       Index
01-Oct-99             50000       50000
   Oct-99             50260       50170
   Nov-99             50470       50300
   Dec-99             50755       50441
   Jan-00             50945       50618
   Feb-00             51270       50876
   Mar-00             51515       51130
   Apr-00             51395       51381
   May-00             51650       51607
   Jun-00             52105       52004
   Jul-00             52475       52285
   Aug-00             52790       52452
   Sep-00             53210       52762
   Oct-00             53485       53005
   Nov-00             53535       53354
   Dec-00             53760       53856
   Jan-01             54240       54448
   Feb-01             54575       54683
   Mar-01             54985       55060
   Apr-01             55325       55313
   May-01             55710       55628
   Jun-01             55850       55795
   Jul-01             56390       56152
   Aug-01             56750       56310
   Sep-01             56985       56828
   Oct-01             57225       57163
   Nov-01             56990       57260
   Dec-01             56985       57398
   Jan-02             57205       57455
   Feb-02             57225       57587
   Mar-02             57380       57501
   Apr-02             57530       57851
   May-02             57745       57973
   Jun-02             57835       58251
   Jul-02             57515       58455
   Aug-02             57905       58525
   Sep-02             57930       58754
   Oct-02             58135       58871
   Nov-02             58395       58889
   Dec-02             58585       59101
   Jan-03             58835       59148
28-Feb-03             59060       59225

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 2/28/03, there were 112 funds in the
  Morningstar Ultrashort Bond Fund category for both the six-month and one-year periods.

3 Not annualized.

SCHWAB YIELDPLUS FUND(R)

FUND FACTS as of 2/28/03

FUND CATEGORY

[GRAPHIC]


                   INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1   Short    Medium      Long
High                / /      / /        / /
Medium              /X/      / /        / /
Low                 / /      / /        / /

STATISTICS

NUMBER OF HOLDINGS                                           197
-----------------------------------------------------------------
12-MONTH YIELD Investor Shares                              4.05%
-----------------------------------------------------------------
12-MONTH YIELD Select Shares(R)                             4.21%
-----------------------------------------------------------------
WEIGHTED AVERAGE RATE                                       4.90%
-----------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                 1.0 yrs
-----------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                 0.3 yrs
-----------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                 A
-----------------------------------------------------------------
EXPENSE RATIO for the report period--Investor Shares        0.58% 2
-----------------------------------------------------------------
EXPENSE RATIO for the report period--Select Shares          0.43% 2
-----------------------------------------------------------------

PORTFOLIO COMPOSITION

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and by remaining maturity. All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

 51.0%   CORPORATE BONDS
 37.1%   COLLATERALIZED MORTGAGE OBLIGATIONS & ASSET-BACKED OBLIGATIONS
  8.5%   COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
  1.9%   PREFERRED STOCK
  1.5%   OTHER INVESTMENTS

BY CREDIT QUALITY 3

[PIE CHART]

 32.7%   AAA
  4.9%   AA
 18.6%   A
 32.5%   BBB
  2.8%   BB
  8.5%   SHORT-TERM RATINGS OR UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 52.0%            0-6 MONTHS
 23.3%           7-18 MONTHS
 14.1%          19-30 MONTHS
 10.6%   MORE THAN 30 MONTHS

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 For further detail, please reference the Statement of Operations on page 18.

3 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.


Schwab YieldPlus Fund(R)

SCHWAB YIELDPLUS FUND(R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                        9/1/02-       9/1/01-     9/1/00-    10/1/99 1-
INVESTOR SHARES                                         2/28/03       8/31/02     8/31/01       8/31/00
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     9.75         10.00        9.92        10.00
                                                         ----------------------------------------------
Income from investment operations:
   Net investment income                                   0.17          0.42        0.62         0.61
   Net realized and unrealized gains or losses             0.01         (0.23)       0.08        (0.08)
                                                         ----------------------------------------------
   Total income from investment operations                 0.18          0.19        0.70         0.53
Less distributions:
   Dividends from net investment income                   (0.18)        (0.44)      (0.62)       (0.61)
                                                         ----------------------------------------------
Net asset value at end of period                           9.75          9.75       10.00         9.92
                                                         ----------------------------------------------
Total return (%)                                           1.91 2        1.89        7.33         5.44 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                       0.58 3        0.55        0.55         0.55 3,4
Expense reductions reflected in above ratio                0.01 3        0.07        0.16         0.24 3
Ratio of net investment income to
  average net assets                                       3.54 3        4.36        6.03         6.72 3
Portfolio turnover rate                                      42            42         106           81
Net assets, end of period ($ x 1,000,000)                   379           392         185           53

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.56% if non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB YIELDPLUS FUND(R) -- Financials

                                                         9/1/02-       9/1/01-     9/1/00-     10/1/99 1-
SELECT SHARES(R)                                         2/28/03       8/31/02     8/31/01        8/31/00
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     9.75         10.00        9.92        10.00
Income from investment operations:                       -------------------------------------------------
   Net investment income                                   0.18          0.44        0.64         0.62
   Net realized and unrealized gains or losses             0.01         (0.24)       0.08        (0.08)
                                                         -------------------------------------------------
   Total income from investment operations                 0.19          0.20        0.72         0.54
Less distributions:
   Dividends from net investment income                   (0.19)        (0.45)      (0.64)       (0.62)
                                                         -------------------------------------------------
Net asset value at end of period                           9.75          9.75       10.00         9.92
                                                         -------------------------------------------------
Total return (%)                                           1.98 2        2.04        7.50         5.58 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                       0.43 3        0.40        0.40         0.40 3,4
Expense reductions reflected in above ratio                0.01 3        0.07        0.16         0.24 3
Ratio of net investment income to
  average net assets                                       3.69 3        4.52        6.18         6.88 3
Portfolio turnover rate                                      42            42         106           81
Net assets, end of period ($ x 1,000,000)                 1,392         1,443         772          219

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.41% if non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 =  Delayed-delivery security

 @  Collateral for futures contracts

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                   COST          MARKET VALUE
HOLDINGS BY CATEGORY                            ($ x 1,000)        ($ x 1,000)
------------------------------------------------------------------------------
 51.0% CORPORATE BONDS                              900,029            906,157
 37.1% COLLATERALIZED
       MORTGAGE
       OBLIGATIONS & ASSET-
       BACKED OBLIGATIONS                           649,447            657,917
  1.4% MUNICIPAL BONDS                               24,980             25,273
  8.5% COMMERCIAL PAPER
       & OTHER CORPORATE
       OBLIGATIONS                                  151,466            151,478
  0.1% U.S. GOVERNMENT
       SECURITIES                                     1,998              1,999
  1.9% PREFERRED STOCK                               32,834             32,647
  0.0% OTHER INVESTMENT
       COMPANIES                                        628                628
------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                          1,761,382          1,776,099

SECURITY                                         FACE VALUE        MKT. VALUE
  RATE, MATURITY DATE                            ($ x 1,000)       ($ x 1,000)
  CORPORATE BONDS 51.0% of investments

  FIXED-RATE OBLIGATIONS  33.0%
--------------------------------------------------------------------------------
@ ABITIBI CONSOLIDATED, INC.
     8.30%, 08/01/05                                 8,320             8,844
  ARCHSTONE-SMITH TRUST
     7.15%, 10/15/03                                14,500            14,866
  CANADIAN OCCIDENTAL PETROLEUM
     7.13%, 02/04/04                                 5,000             5,245
  CARPENTER TECHNOLOGY
  Series B
     6.28%, 04/07/03                                11,808            11,851
  CEMEX, S.A. 144A
     8.63%, 07/18/03                                17,500            17,916
@ CINERGY CORP.
     6.25%, 09/01/04                                10,000            10,401
@ CLEAR CHANNEL COMMUNICATIONS, INC.
     7.25%, 09/15/03                                10,000            10,244
@ CONTINENTAL CABLEVISION
     9.50%, 08/01/13                                11,000            12,727
  COUNTRYWIDE FUNDING CORP.
  Series B
     6.98%, 03/28/03                                    90                90
  COX RADIO, INC., 144A
     6.25%, 05/15/03                                12,705            12,817
@ CUMMINS, INC.
     6.25%, 03/01/03                                14,550            14,550
  DAIMLERCHRYSLER N.A. HOLDINGS
     7.75%, 05/27/03                                   255               259
  DOLE FOODS CO.
     7.00%, 05/15/03                                11,415            11,529
  DR. HORTON, INC.
     8.38%, 06/15/04                                 5,000             5,237
@ EOP OPERATING, LP
     7.38%, 11/15/03                                10,440            10,848
  ERAC U.S.A. FINANCE CO., 144A
@    6.38%, 05/15/03                                12,500            12,586
@    7.50%, 06/15/03                                 6,050             6,136
     6.95%, 03/01/04                                 3,575             3,709
  ERP OPERATING, L.P.
     6.65%, 11/15/03                                 1,500             1,546
  FORD MOTOR CREDIT
     6.13%, 04/28/03                                   200               201
@ GAP, INC.
     5.63%, 05/01/03                                15,680            15,778
  GTE CALIFORNIA, INC.
  Series B
     6.75%, 03/15/04                                 5,000             5,259


See financial notes.

SCHWAB YIELDPLUS FUND(R) -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

SECURITY
SERIES                                           FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      HCA, INC.
         8.13%, 08/04/03                                 2,445             2,493
         6.87%, 09/15/03                                 4,675             4,758
         7.15%, 03/30/04                                 3,000             3,094
    @ HEALTH CARE PROPERTIES
      Series B
         6.66%, 03/06/03                                 5,000             5,001
      HRPT PROPERTIES TRUST
         8.38%, 06/15/11                                 2,323             2,338
    @ HUSKY OIL, LTD.
         6.88%, 11/15/03                                10,500            10,824
      ITT CORP.
         6.75%, 11/15/03                                12,500            12,690
    @ J.C. PENNEY & CO.
         6.13%, 11/15/03                                 7,185             7,365
    @ KN ENERGY, INC.
         6.45%, 03/01/03                                 9,300             9,300
    @ LEHMAN BROTHERS HOLDINGS, INC.
         8.75%, 03/15/05                                 7,950             8,967
      LENNAR CORP.
      Series B
         9.95%, 05/01/10                                13,205            15,399
      LINCOLN NATIONAL CORP.
         9.13%, 10/01/24                                 5,000             5,577
    @ LITTON INDUSTRIES, INC.
         6.05%, 04/15/03                                 8,000             8,030
    @ LOCKHEED MARTIN CORP.
         7.75%, 04/15/03                                15,000            15,640
    @ MASCO CORP.
         6.00%, 05/03/04                                14,500            15,151
    @ MCDONALD'S CORP.
         7.38%, 07/15/03                                10,000            10,661
      NEWS AMERICA, INC.
         6.70%, 05/21/04                                 4,500             4,716
      NORFOLK SOUTHERN CORP.
         8.38%, 05/15/05                                 3,695             4,158
      OCEAN ENERGY, INC.
         7.88%, 08/01/03                                 2,500             2,550
      ORANGE, PLC
         9.00%, 06/01/09                                13,365            14,434
      PHH CORP.
         6.00%, 03/01/08                                10,000            10,085
      PNC FUNDING CORP.
    @    6.88%, 03/01/03                                 8,740             8,740
         6.13%, 09/01/03                                 1,200             1,228
         7.75%, 06/01/04                                 1,350             1,440
    @ PROTECTIVE LIFE U.S. FUNDING TRUST, 144A
         5.50%, 05/14/04                                 7,000             7,273
      PULTE HOMES, INC.
    @    9.50%, 04/01/03                                 5,000             5,020
    @    7.00%, 12/15/03                                 7,925             8,107
         8.38%, 08/15/04                                 1,500             1,591
 @(7) RAYTHEON CO.
         7.90%, 03/01/03                                22,055            22,055
    @ RYDER SYSTEMS, INC.
      Series 14
         6.14%, 10/27/03                                 5,000             5,117
      SEARS ROEBUCK ACCEPTANCE CORP.
         6.90%, 08/01/03                                 2,000             2,029
  (8) SIMON PROPERTY GROUP L.P., INC.
         6.63%, 06/15/03                                20,870            21,155
  (1) SKANDINAVISKA ENSKILDA BANKEN, 144A
         6.50%, 06/04/03                                28,860            29,153
    @ SPRINT CAPITAL CORP.
         5.70%, 11/15/03                                18,585            18,678
    @ TCI COMMUNICATIONS, INC.
         6.38%, 05/01/03                                12,000            12,088
      TOSCO CORP.
         8.25%, 05/15/03                                 1,400             1,417
    @ TRITON ENERGY, LTD.
         8.88%, 10/01/07                                12,281            13,678
    @ TURNER BROADCASTING
         8.40%, 02/01/24                                10,000            11,038
    @ TYCO INTERNATIONAL GROUP, SA
         6.25%, 06/15/03                                10,000            10,100
    @ UNION BANK OF NORWAY, 144A
         7.35%, 07/09/03                                12,000            12,253
      VODAFONE GROUP, PLC
         7.00%, 10/01/03                                15,000            15,411
      WASTE MANAGEMENT, INC.
         6.38%, 12/01/03                                 9,570             9,776
      YORK INTERNATIONAL CORP.
         6.75%, 03/01/03                                 3,500             3,500
                                                                       ---------
                                                                         586,717


See financial notes.

SECURITY
SERIES                                           FACE VALUE        MKT. VALUE
     RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
     VARIABLE RATE OBLIGATIONS 18.0%
     ---------------------------------------------------------------------------
     AB SPINTAB
       2.34%, 04/30/03                                 6,500             6,483
     ALLETE
       2.22%, 04/21/03                                 5,000             4,994
     BEAR STEARNS CO., INC.
       1.92%, 04/21/03                                17,000            17,074
     BNP PARIBAS
       2.04%, 03/20/03                                10,500            10,437
     BOISE CASCADE CO.
     Series A
       3.38%, 04/15/03                                15,000            14,820
     CAPITAL ONE BANK
       2.06%, 04/28/03                                 5,500             5,464
     CENTEX CORP.
     Series E
       3.34%, 05/21/03                                 5,000             5,103
     CHRYSLER FINANCIAL CO., L.L.C.
     Series R
       1.46%, 03/19/03                                   800               799
 (3) COUNTRYWIDE HOME LOAN
     Series K
       1.90%, 05/09/03                                25,000            24,902
 (9) DAIMLER CHRYSLER, N.A.
     Series C
       1.85%, 05/02/03                                20,000            19,925
     FORD MOTOR CREDIT
       3.23%, 04/25/03                                17,800            17,549
     FRANCE TELECOM, 144A
       4.16%, 03/14/03                                15,000            15,001
     GENERAL MOTORS ACCEPTANCE CORP.
       3.34%, 06/04/03                                15,000            15,000
     GULF STATES UTILITIES, 144A
       2.73%, 03/03/03                                15,000            14,976
     HERTZ CORP.
       1.88%, 05/13/03                                 6,800             6,478
(10) HOUSEHOLD FINANCE CORP.
       1.71%, 03/17/03                                20,000            19,795
     LILLY DEL MAR, INC., 144A
       2.55%, 05/05/03                                 5,000             4,981
     MBNA CORP.
     Series F
       2.36%, 03/12/03                                 5,000             4,934
       3.09%, 05/27/03                                11,000            10,865
     NATIONAL CONSUMER COOPERATIVE BANK
     Series B
       3.44%, 04/07/03                                10,000            10,013
       3.60%, 05/05/03                                10,000            10,015
     NATIONS BANK CAPITAL TRUST III
       1.93%, 04/15/03                                 3,500             3,141
     NEVADA POWER CO.
       3.03%, 04/15/03                                 5,000             4,832
     PEMEX PROJECT FUNDING MASTER TRUST
       2.89%, 04/07/03                                10,000            10,056
     POPULAR N.A., INC.
       3.03%, 04/15/03                                15,000            15,090
     SOCIETE GENERALE
       1.99%, 04/21/03                                14,500            14,242
     VERIZON WIRELESS CAPITAL, L.L.C.
       1.81%, 03/17/03                                17,500            17,466
     WEYERHAEUSER CO. 144A
       2.54%, 03/17/03                                15,000            15,005
                                                                     ---------
                                                                       319,440

COLLATERALIZED MORTGAGE OBLIGATIONS &
ASSET-BACKED OBLIGATIONS 37.1% of investments

NON-U.S. GOVERNMENT AGENCY SECURITIES 32.1%

FIXED-RATE OBLIGATIONS 26.0%
--------------------------------------------------------------------------------

    ALTER MONETA RECEIVABLES, L.L.C.
    Series 2003-1
       2.56%, 03/15/11                                15,000            15,019
    BANK OF AMERICA MORTGAGE SECURITIES
    Series 2001-F Class A2
       5.61%, 10/31/31                                 3,269             3,327
    Series 2001-H Class A1
       5.37%, 12/31/31                                 4,943             5,044
    Series 2002-A Class A1
       5.24%, 02/25/32                                 5,017             5,142
    Series 2002-9 Class 1A1
       4.88%, 09/25/32                                18,128            19,078


See financial notes.

SCHWAB YIELDPLUS FUND(R) -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

SECURITY
SERIES                                           FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
    CHASE MORTGAGE FINANCE CORP.
    Series 2002-S4 Class A3
       5.75%, 02/25/32                                17,026            17,397
    COUNTRYWIDE ALTERNATIVE LOAN TRUST
    Series 2001-5 Class A1
       6.50%, 02/28/31                                 3,764             3,826
    Series 2001-7 Class A10
       6.50%, 08/25/31                                 3,267             3,307
    Series 2002-6 Class A4
       5.25%, 05/25/32                                10,556            10,757
    COUNTRYWIDE HOME LOANS
    Series 2001-16 Class 1A11
       6.50%, 10/25/31                                 1,651             1,652
    Series 2001-23 Class 2A
       5.41%, 10/31/31                                 4,094             4,076
    Series 2001-23 Class 3A2
       6.25%, 10/31/31                                 5,546             5,644
    Series 2001-HYB2 Class 2A
       6.35%, 11/30/31                                 6,835             7,022
    Series 2002-1 Class 1A1
       5.36%, 12/19/31                                 6,103             6,214
    Series 2002-7 Class 3A2
       5.42%, 04/20/32                                 9,310             9,364
    Series 2002-HYB1 Class 1A1
       5.43%, 05/25/32                                10,799            10,970
    Series 2002-HYB1 Class 5A2
       5.43%, 07/19/32                                 3,727             3,741
    Series 2002-HYB2 Class 4A1
       5.00%, 08/20/32                                12,896            13,115
    CS FIRST BOSTON MORTGAGE SECURITIES CORP.
    Series 2002-AR27 Class 1A1
       5.42%, 10/25/32                                12,345            12,685
    Series 2002-AR28 Class 1A2
       4.98%, 11/25/32                                15,740            16,132
    FIFTH THIRD MORTGAGE LOAN TRUST
    Series 2002-FTB1 Series 2A1
       6.27%, 11/19/32                                17,279            17,991
    Series 2002-FTB1 Class 3A1
       3.91%, 12/31/32                                16,842            16,978
    FIRST HORIZON ASSET SECURITIES, INC.
    Series 2002-2 Class 2A15
       5.50%, 05/25/32                                17,516            17,799
    GSR MORTGAGE LOAN TRUST
    Series 2002-3F Class 2AB3
       5.50%, 12/25/31                                13,059            13,274
    Series 2002-6F Class 2A5
       5.50%, 07/25/32                                 8,365             8,538
    IMPAC SECURED ASSET COMMON OWNER TRUST
    Series 2001-8 Class A1
       6.50%, 02/25/31                                 4,693             4,801
    MASTER ADJUSTABLE RATE MORTGAGES TRUST
(5) Series 2002-4 Class 1A1
       5.27%, 11/25/32                                22,981            23,801
    Series 2002-4 Class 2A1
       5.48%, 11/25/32                                13,914            14,491
    Series 2002-4 Class 3A1
       5.27%, 11/25/32                                13,464            13,953
    Series 2003-1 Class 1A1
       4.15%, 12/25/32                                13,186            13,359
    NORWEST ASSET SECURITIES CORP.
    Series 1999-20 Class A9
       7.25%, 08/25/29                                     1                 1
    PRUDENTIAL HOME MORTGAGE SECURITIES
    Series 1994-20 Class A8
       6.55%, 05/25/09                                   217               217
    RESIDENTIAL ACCREDIT LOANS, INC.
    Series 1999-QS8 Class A1
       6.50%, 06/25/14                                11,522            11,866
    Series 2000-QS4 Class NB
       7.50%, 03/25/15                                 3,157             3,252
    RESIDENTIAL FUNDING MORTGAGE SECURITIES I TRUST
    Series 1993-S13 Class A9
       6.52%, 03/25/08                                 1,928             1,926
    Series 2002-S9 Class A1
       5.50%, 07/25/17                                12,172            12,255
    Series 1999-S13 Class A4
       6.00%, 05/25/29                                10,000            10,217
    RESIDENTIAL FUNDING SECURITIES CORP.
    Series 2001-RM1 Class A
       6.18%, 12/25/29                                 2,128             2,158
    STRUCTURED ASSET SECURITIES CORP.
    Series 2001-14A Class 2A1
       6.05%, 08/25/31                                 2,847             2,866
    Series 2002-23XS Class A1
        2.75%, 11/25/32                               14,784            14,802


See financial notes.

SECURITY
SERIES                                           FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
    WASHINGTON MUTUAL
    Series 2002-AR7 Class A1B
       5.51%, 07/05/32                                 2,419             2,425
    Series 2002-S5 Class 1A13
       5.50%, 09/25/32                                11,921            12,167
    Series 2002-AR15 Class A3
       4.07%, 10/25/32                                 9,696             9,967
(6) Series 2002-AR19 Class A7
       4.68%, 01/01/33                                21,726            22,681
    Series 2003-AR1 Class A6
       4.56%, 01/25/33                                 9,552             9,815
    WASHINGTON MUTUAL MSC MORTGAGE PASS-THROUGH
    Series 2001-AR1 Class A
       6.03%, 12/12/31                                 6,666             6,735
    WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
    Series 2001-25 Class IA1
       6.20%, 09/25/31                                 2,152             2,161
    Series 2001-28 Class A2
       6.50%, 11/25/31                                 4,115             4,156
    Series 2002-A Class A2
       5.90%, 03/25/32                                 3,022             3,026
    Series 2002-E Class 2A1
       5.22%, 09/25/32                                10,052            10,359
                                                                     ---------
                                                                       461,549

    VARIABLE RATE OBLIGATIONS  6.1%
--------------------------------------------------------------------------------
  = ASSET BACKED SECURITIES CORP. HOME EQUITY
    LOAN TRUST
    Series 2003-HE2 Class M2
       3.25%, 05/15/03                                 5,000             5,000
    BAYVIEW FINANCIAL ACQUISITION TRUST
    Series 2003-B Class M1
       2.84%, 03/25/03                                15,000            15,000
    COUNTRYWIDE ASSET BACKED CERTIFICATES
    Series 2002-6 Class M1
       2.44%, 03/25/03                                 3,000             3,002
    Series 2003-BC1 Class M2
       3.34%, 03/25/03                                14,500            14,666
    Series 2002-6 Class M2
       3.44%, 03/25/03                                 4,800             4,847
    LONG BEACH MORTGAGE LOAN TRUST
    Series 2003-1 Class M1
       2.26%, 03/25/03                                 3,000             3,016
    MASTER ASSET BACKED SECURITIES TRUST
(4) Series 2003-OPT1 Class A2
       1.76%, 03/25/03                                24,107            24,107
    Series 2002-OPT1 Class M2
       3.29%, 03/25/03                                10,000            10,026
    MMCA AUTOMOBILE TRUST
    Series 2002-5 Class C
       3.49%, 03/15/03                                 6,376             6,380
    OPTION ONE MORTGAGE LOAN TRUST
    Series 2003-1 Class M1
       2.24%, 03/25/03                                 8,000             8,017
    Series 2003-1 Class M2
       3.29%, 03/25/03                                 6,500             6,510
    RESIDENTIAL ASSET SECURITIES CORP.
    Series 2003-KS1 Class M2
       3.09%, 03/25/03                                 7,000             7,029
                                                                     ---------
                                                                       107,600

U.S. GOVERNMENT AGENCY SECURITIES 5.0%
--------------------------------------------------------------------------------
FANNIE MAE
       5.15%, 01/31/31                                 6,448             6,696
       5.80%, 06/01/31                                 2,688             2,797
       6.05%, 07/01/31                                 2,087             2,165
       6.10%, 07/01/31                                 4,474             4,591
       6.05%, 08/01/31                                 8,493             8,708
       5.53%, 10/01/31                                 6,319             6,534
       5.56%, 11/01/31                                 5,485             5,720
       5.80%, 11/01/31                                 6,493             6,738
       6.24%, 08/01/39                                 6,228             6,451
    Series G93-31 Class PJ
       6.55%, 10/25/20                                 5,249             5,306
    Series 1993-20 Class G
       7.00%, 02/25/21                                 1,275             1,279
    FREDDIE MAC
       6.00%, 05/01/08                                 2,066             2,145
       5.50%, 08/01/11                                 2,936             3,093
       6.10%, 07/01/29                                10,476            10,835
       6.53%, 04/01/31                                 4,585             4,767
       5.45%, 10/01/31                                 5,936             6,171
    Series 61 Class D
       9.30%, 11/15/20                                 1,474             1,487
    Series 1921 Class C
       6.50%, 07/15/24                                   462               464


See financial notes.

SCHWAB YIELDPLUS FUND(R) -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

SECURITY
SERIES                                           FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
    VENDEE MORTGAGE TRUST
    Series 2001-1 Class 2B
       7.00%, 12/15/22                                 2,725             2,778
    Series 2001-2 Class B
       6.75%, 06/15/31                                    43                43
                                                                     ---------
                                                                        88,768

    MUNICIPAL BONDS 1.4% of investments

    FIXED-RATE OBLIGATIONS  0.8%
    ----------------------------------------------------------------------------
    CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
    POWER SUPPLY REVENUE BOND
    Series 2002E
       3.59%, 05/01/04                                15,000            15,282
    VARIABLE RATE OBLIGATIONS  0.6%
    ----------------------------------------------------------------------------
    CALIFORNIA STATE REVENUE ANTICIPATION NOTES
    Series A
       1.34%, 03/07/03                                10,000             9,991

    COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
    8.5% of investments

    AOL TIME WARNER, INC.
       1.37%, 03/17/03                                 8,000             7,996
    ATLANTIS TWO FUNDING CORP.
       1.50%, 03/03/03                                10,000            10,000
       1.55%, 03/04/03                                16,400            16,399
       1.50%, 03/05/03                                 3,930             3,930
       1.50%, 03/26/03                                10,000             9,990
(2) CONOCO PHILLIPS CO.
       1.29%, 03/03/03                                25,000            25,000
    COUNTRYWIDE HOME LOANS, INC.
       1.30%, 03/24/03                                18,000            17,986
    DAIMLERCHRYSLER N.A.
       1.47%, 03/04/03                                 8,890             8,890
       1.50%, 03/04/03                                 7,800             7,800
       1.43%, 03/25/03                                11,800            11,790
    INTERNATIONAL FLAVORS & FRAGRANCE
       1.45%, 03/04/03                                 2,000             2,000
       1.40%, 03/10/03                                 6,000             5,998

    SECURITY                                     FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
    KELLOGG CO.
       1.40%, 03/03/03                                 2,800             2,800
    VIACOM, INC.
       1.40%, 03/03/03                                 3,900             3,900
       1.40%, 03/04/03                                17,000            16,999
                                                                     ---------
                                                                       151,478

    U.S. GOVERNMENT SECURITIES 0.1% of investments

  @ U.S. TREASURY BILLS
       1.16%, 03/27/03                                 2,000             1,999

                                                                   MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    PREFERRED STOCK 1.9% of investments

    CREDIT LYONNAISE CAPITAL SCA, 144A
    730,661                                                             18,464
    GOLDEN STATE BANCORP
    400,000                                                             10,370
    GRAND METRO DELAWARE, L.P.
    140,000                                                              3,813

                                                                        32,647

    OTHER INVESTMENT COMPANIES
    0.0% of investments

    PROVIDENT INSTITUTIONAL FUNDS--
    FED FUNDS PORTFOLIO 628,485                                            628

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES

As of February 28, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                         $ 1,776,099 a
Receivables:
    Fund shares sold                                                       3,170
    Interest                                                              16,341
    Investments sold                                                      22,923
    Investments matured                                                    1,581
Prepaid expenses                                                +             48
                                                                ----------------
TOTAL ASSETS                                                           1,820,162

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                   1,499
    Dividends to shareholders                                              4,460
    Investments bought                                                    42,765
    Due to brokers for futures                                               305
    Investment adviser and administrator fees                                 30
    Transfer agent and shareholder service fees                               13
Accrued expenses                                                +             37
                                                                ----------------
TOTAL LIABILITIES                                                         49,109

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,820,162
TOTAL LIABILITIES                                               -         49,109
                                                                ----------------
NET ASSETS                                                           $ 1,771,053

NET ASSETS BY SOURCE

Capital received from investors                                        1,810,400
Distributions in excess of net investment income                          (2,636)
Net realized capital losses                                              (46,576) b
Net unrealized capital gains                                               9,865 b

NET ASSETS BY SHARE CLASS

                                                          SHARES
SHARE CLASS                 NET ASSETS         +     OUTSTANDING      =         NAV
Investor Shares             $  378,996                    38,853              $9.75
Select Shares(R)            $1,392,057                   142,730              $9.75

 a The fund's amortized cost for these securities was $1,761,382. Not counting short-term obligations and government securities, the fund paid $510,087for securities during the report period, and received $574,453from securities it sold or that matured. For long-term government securities, the fund paid $19,298 during the report period and received $57,001 for securities it sold or that matured. Included in the total purchases and sales amounts are $7,385 in transactions with other SchwabFunds(R).

 b These derive from investments, futures and short sales. As of the report date, the fund held one thousand five hundred U.S. Treasury Note futures contracts due to expire on March 28, 2003, with a contract value of $324,117 and an unrealized loss of $4,852.

FEDERAL TAX DATA
--------------------------------------------------------------------------------

PORTFOLIO COST                                                       $ 1,761,382
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                $    16,400
Losses                                                          +         (1,683)
                                                                ----------------
                                                                     $    14,717
AS OF AUGUST 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                      $     6,812
Long-term capital gains                                              $        --
UNUSED CAPITAL LOSSES:
Expires 08/31 of:
    2009                                                             $     1,318
    2010                                                        +          2,061
                                                                ----------------
                                                                     $     3,379
DEFERRED CAPITAL LOSSES                                              $    37,836


See financial notes.

SCHWAB YIELDPLUS FUND(R) -- Financials

Statement of
OPERATIONS

For September 1, 2002 through February 28, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $    35,829

NET REALIZED LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                   (4,999)
Net realized losses on futures contracts                            +     (3,456)
                                                                    ------------
NET REALIZED LOSSES                                                       (8,455)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       13,849
Net unrealized losses on futures contracts                          +     (1,758)
                                                                    ------------
NET UNREALIZED GAINS                                                     (12,091)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,738 a
Transfer agent and shareholder service fees:
  Investor Shares                                                            471 b
  Select Shares(R)                                                           683 b
Trustees' fees                                                                 8 c
Custodian and portfolio accounting fees                                       85
Professional fees                                                             20
Registration fees                                                             35
Shareholder reports                                                           57
Other expenses                                                      +         13
                                                                    ------------
Total expenses                                                             4,110
Expense reduction                                                   -        106 d
                                                                    ------------
NET EXPENSES                                                               4,004

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   35,829
NET EXPENSES                                                        -      4,004
                                                                    ------------
NET INVESTMENT INCOME                                                     31,825
NET REALIZED LOSSES                                                       (8,455) e
NET UNREALIZED GAINS                                                +     12,091 e
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $    35,461

a Calculated as a percentage of average daily net assets: 0.35% of the first
  $500 million and 0.30% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through November 15, 2002 at 0.55% and 0.40% for the Investor Shares and the Select Shares(R), respectively. This limit doesn't include interest, taxes and certain non-routine expenses. Effective November 16, 2002, this limit no longer applies.

e These add up to a net gain on investments of $3,636.


See financial notes.

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for 9/1/02-2/28/03 are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                                  9/1/02-2/28/03   9/1/01-8/31/02
Net investment income                                 $   31,825       $   71,495
Net realized losses                                       (8,455)         (34,142)
Net unrealized gains or losses                    +       12,091           (7,702)
                                                  -------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                    35,461           29,651

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                            7,222           14,312
Select Shares(R)                                  +       27,239           59,436
                                                  -------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $   34,461       $   73,748  a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------------
                                          9/1/02-2/28/03            9/1/01-8/31/02
                                       QUANTITY      VALUE       QUANTITY      VALUE
SHARES SOLD

Investor Shares                               8,289    $ 80,687        41,617   $  411,536
Select Shares                          +     29,889     290,989       151,583    1,500,276
                                       ---------------------------------------------------
TOTAL SHARES SOLD                            38,178    $371,676       193,200   $1,911,812

SHARES REINVESTED
Investor Shares                                 677    $  6,590         1,146   $   11,301
Select Shares                          +      2,387      23,227         4,368       43,066
                                       ---------------------------------------------------
TOTAL SHARES REINVESTED                       3,064    $ 29,817         5,514   $   54,367

SHARES REDEEMED
Investor Shares                             (10,345)  ($100,620)      (20,994) ($  206,500)
Select Shares                          +    (37,634)   (366,133)      (85,131)    (837,256)
                                       ---------------------------------------------------
TOTAL SHARES REDEEMED                       (47,979)  ($466,753)     (106,125) ($1,043,756) b

NET INCREASE OR DECREASE                     (6,737)   ($65,260)       92,589     $922,423

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------------
                                            9/1/02-2/28/03           9/1/01-8/31/02
                                        SHARES     NET ASSETS    SHARES     NET ASSETS
Beginning of period                         188,320    $1,835,313*     95,731   $  956,987
Total increase or
decrease                               +     (6,737)      (64,260)     92,589      878,326 c
                                       ---------------------------------------------------
END OF PERIOD                               181,583    $1,771,053     188,320   $1,835,313 d

a The tax-basis components of distributions paid for the prior report period were:

Ordinary income             $73,748
Long-term capital gains     $    --

b Dollar amounts are net of proceeds received from the 0.25% early withdrawal fee the fund charges on shares sold 90 days or less after buying them:

CURRENT PERIOD
Investor Shares                      $  6
Select Shares(R)                 +     10
                                 --------
TOTAL                                $ 16

PRIOR PERIOD
Investor Shares                      $ 60
Select Shares(R)                 +    225
                                 --------
TOTAL                                $285

Effective November 16, 2002, the early withdrawal fee was eliminated.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributions in excess of net investment income in the amount of $2,636 at the end of the current period and net investment income not yet distributed in the amount of $0 for the prior period.


See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940,as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS TWO SHARE CLASSES: Investor Shares and Select Shares(R). Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Investments. The fund discussed in this report is highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab California Short/Intermediate
      Tax-Free Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab YieldPlus Fund(R)

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.


Schwab YieldPlus Fund(R)

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, the fund may let other SchwabFunds(R) buy and sell fund shares.

The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

     BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

     SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
     SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

     FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

     SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

IF THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab YieldPlus Fund(R)

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed-income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See chart below.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.


         -----------------------------------------------------------------------
         CREDIT RATINGS

         MOST MAJOR BOND ISSUERS ARRANGE WITH A RECOGNIZED INDEPENDENT RATING ORGANIZATION, SUCH AS STANDARD & POOR'S (S&P) OR MOODY'S INVESTORS SERVICE, TO RATE THE CREDIT -- WORTHINESS OF THEIR BONDS. THE SPECTRUM OF THESE RATINGS IS DIVIDED INTO TWO MAJOR CATEGORIES: INVESTMENT GRADE AND BELOW INVESTMENT GRADE (SOMETIMES CALLED "JUNK BONDS"). BONDS RATED BELOW INVESTMENT GRADE RANGE FROM THOSE THAT ARE CONSIDERED TO HAVE SOME VULNERABILITY TO DEFAULT TO THOSE THAT APPEAR ON THE BRINK OF DEFAULT OR ARE IN DEFAULT.


                       Credit                          Capacity to
                       quality                         make payments
                       -------                         -------------
               INVESTMENT GRADE BONDS
                      AAA                              Strongest

                       AA

                        A

                      BBB                              Adequate

                       [UP AND DOWN ARROW SPANNING TABLE AND
                     CHANGING DARK TO LIGHT FROM TOP TO BOTTOM]

         -----------------------------------------------------------------------

              BELOW INVESTMENT GRADE BONDS

                       BB                              Somewhat
                                                       speculative
                        B

                      CCC

                       CC

                        C                              Highly
                                                       speculative

                        D                              In default
         -----------------------------------------------------------------------

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bond-holder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.


Schwab YieldPlus Fund(R)

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE TM 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments TM  may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund  (R)
Schwab Core Equity Fund TM
Schwab Hedged Equity Fund TM
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab MarketMasters Funds TM
    U.S. MarketMasters Fund TM
    Small-Cap MarketMasters Fund TM
    International MarketMasters Fund TM
    Balanced MarketMasters Fund TM

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    All Equity Portfolio
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R) .

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]




INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13482-05